Subordinated liabilities - Other disclosures (Details) € in Thousands, $ in Millions				12 Months Ended
	Apr. 20, 2018 USD ($)	Mar. 19, 2018 USD ($)	Feb. 02, 2018	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 item	Jan. 09, 2020 EUR (€)	Apr. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Feb. 08, 2018 USD ($)	Feb. 08, 2018 EUR (€)	Sep. 29, 2017 EUR (€)	Apr. 25, 2017 EUR (€)	Dec. 30, 2016 USD ($)	Sep. 02, 2014 EUR (€)	May 08, 2014 USD ($)	Mar. 05, 2014 EUR (€)	Jan. 29, 2014 USD ($)
Financial instruments
Number of issuance of convertible preference shares | item							3
Notional amount				€ 362,464,000						€ 318,807,000
Initial interest rate term						6 years
Reference rate, after initial interest rate period							5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in March 2014
Financial instruments
Notional amount								€ 1,500,000											€ 1,500,000
Interest rate (as a percent)				6.25%			6.25%
Initial interest rate term				5 years			5 years
Adjustment to reference rate, after initial interest rate period		4.10%				4.999%	5.41%
Reference rate, after initial interest rate period				5-year Mid-Swap Rate		5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in May 2014
Financial instruments
Notional amount | $																		$ 1,500
Interest rate (as a percent)							6.375%
Initial interest rate term							5 years
Adjustment to reference rate, after initial interest rate period							4.788%
Reference rate, after initial interest rate period							5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in September 2014
Financial instruments
Notional amount																	€ 1,500,000
Interest rate (as a percent)				6.25%			6.25%
Initial interest rate term				7 years			7 years
Adjustment to reference rate, after initial interest rate period							5.64%
Reference rate, after initial interest rate period				5-year Mid-Swap Rate			5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in April 2019
Financial instruments
Outstanding issue amount									€ 1,345,000
Issuance of CCPS by Banco Santander S.A. in February 2018
Financial instruments
Interest rate (as a percent)												7.50%	7.50%
Initial interest rate term			7 years
Adjustment to reference rate, after initial interest rate period												4.989%	4.989%
Outstanding issue amount												$ 1,200	€ 1,056,000
Issuance by Banco Santander S.A. in February 2018
Financial instruments
Interest rate (as a percent)												2.125%	2.125%
Outstanding issue amount													€ 1,250,000
Issuance by Banco Santander S.A. in March 2018
Financial instruments
Interest rate (as a percent)		4.75%
Initial interest rate term		7 years		7 years
Reference rate, after initial interest rate period				5-year Mid-Swap Rate
Outstanding issue amount | $		$ 1,500
Issuance by Banco Santander S.A. in April 2017
Financial instruments
Notional amount															€ 750,000
Interest rate (as a percent)						6.75%
Initial interest rate term				5 years		5 years
Adjustment to reference rate, after initial interest rate period						6.803%
Reference rate, after initial interest rate period				5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in September 2017
Financial instruments
Notional amount														€ 1,000,000
Interest rate (as a percent)						5.25%
Initial interest rate term				6 years
Reference rate, after initial interest rate period				5-year Mid-Swap Rate
Issuance by Banco Santander Mexico S.A. in October 2018
Financial instruments
Interest rate (as a percent)											5.95%
Outstanding issue amount | $											$ 1,300
Percentage of perpetual subordinated notes acquired											75.00%
Issuance by Santander Bank Polska S.A. in April 2018
Financial instruments
Initial interest rate term	10 years
Adjustment to reference rate, after initial interest rate period	1.60%
Outstanding issue amount | $	$ 1,000
Tier 1 Perpetual Subordinated Notes
Financial instruments
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue																				5.125%
Tier 1 Perpetual Subordinated Notes | Banco Santander (Brasil) S.A
Financial instruments
Notional amount | $																				$ 1,248
Percentage of perpetual subordinated notes acquired																				89.60%
Perpetual Subordinated Notes | Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $																$ 500
Percentage of perpetual subordinated notes acquired																88.20%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue																5.125%
Subordinated liabilities
Financial instruments
Accrued interest				€ 645,000	$ 770	$ 966
Increase in accrued interest				€ 595,000	$ 560	$ 395